RELATED PARTIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Codere Online Busines [Member]
Reserve Quantities [Line Items]
Disclosure of transactions related companies

Balance at 06/30/2021	Related companies	Current financial assets (Note 4)	Trade receivables (Note 5)	Borrowings (Note 7)	Trade payables and other current liabilities (Note 8)
Codere Italia S.P.A.	Subsidiary of Codere Group	—	—	4	—
King Bingo S.R.L.	Subsidiary of Codere Group	—	3	—	3
Codere Apuestas España S.A.	Subsidiary of Codere Group	—	—	—	1,525
Codere Newco S.A.U.	Subsidiary of Codere Group	15	33	350	838
Other retail companies	Subsidiary of Codere Group	—	324	785	612
		15	360	1,139	2,978

Balance at 12/31/2020	Related companies	Trade receivables (Note 5)	Borrowings (Note 7)	Borrowings (Note 7)	Trade payables and other current liabilities (Note 8)
Codere Apuestas Galicia S.L.	Subsidiary of Codere Group	463	—	—	—
Codere Italia S.P.A.	Subsidiary of Codere Group	435	—	1,339	101
King Bingo S.R.L.	Subsidiary of Codere Group	2	—	—	—
Codere España S.A.	Subsidiary of Codere Group	—	21,191	6,644	281
Codere Newco S.A.U.	Subsidiary of Codere Group	—	250	9,048	152
Other retail companies	Subsidiary of Codere Group	36	—	746	945
		936	21,441	17,777	1,479

Codere Online Business [Member]
Reserve Quantities [Line Items]
Disclosure of transactions related companies

	Related companies	Finance costs and exchange differences	Operating expenses	Total Costs
Codere España S.A.	Subsidiary of Codere Group	(281)	—	(281)
Codere Newco S.A.U.	Subsidiary of Codere Group	(12)	(3,220)	(3,232)
Codere Apuestas España S.L.	Subsidiary of Codere Group	—	(7,066)	(7,066)
Codere Apuestas Galicia S.L.	Subsidiary of Codere Group	—	(1,287)	(1,287)
Codere Operadora de Apuestas S.L.	Subsidiary of Codere Group	—	(919)	(919)
Codere Apuestas S.A.U.	Subsidiary of Codere Group	—	(79)	(79)
Codere Italia S.P.A.	Subsidiary of Codere Group	(101)	(918)	(1,019)
Administradora Mexicana del Hipódromo	Subsidiary of Codere Group	—	(4,164)	(4,164)
Other retail companies	Subsidiary of Codere Group	—	(534)	(534)

Balance at 12/31/2020

	Related companies	Trade receivables (Note 8)	Non-current financial liabilities (Note 11)	Current financial liabilities (Note 11)	Trade payables and other current liabilities (Note 12)
Codere Apuestas Galicia S.L.	Subsidiary of Codere Group	463	—	—	—
Codere Italia S.P.A.	Subsidiary of Codere Group	435	—	1,339	101
King Bingo S.R.L.	Subsidiary of Codere Group	2	—	—	—
Codere España S.A.	Subsidiary of Codere Group	—	21,191	6,644	281
Codere Newco S.A.U.	Subsidiary of Codere Group	—	250	9,048	152
Administradora Mexicana del Hipódromo	Subsidiary of Codere Group	—	—	—	—
Other retail companies	Subsidiary of Codere Group	36	—	746	945
Other latam retail companies	Subsidiary of Codere Group	—	—	—	—
		936	21,441	17,777	1,479

2019

	Related companies	Finance costs and exchange differences	Operating expenses	Total Costs
Codere Newco S.A.U.	Subsidiary of Codere Group	(9)	(589)	(598)
Codere Apuestas España S.L.	Subsidiary of Codere Group	—	(6,956)	(6,956)
Codere Apuestas Galicia S.L.	Subsidiary of Codere Group	—	(1,374)	(1,374)
Codere Apuestas S.A.U.	Subsidiary of Codere Group	—	(1,235)	(1,235)
Codere Italia S.P.A.	Subsidiary of Codere Group	(127)	—	(127)
Administradora Mexicana del Hipódromo	Subsidiary of Codere Group	—	(3,467)	(3,467)
Other retail companies	Subsidiary of Codere Group	(57)	(287)	(344)

Balance at 12/31/2019

	Related companies	Current financial assets (Note 7)	Trade receivables (Note 8)	Non-current financial liabilities (Note 11)	Current financial liabilities (Note 11)	Trade payables and other current liabilities (Note 12)
Codere España S.A.	Subsidiary of Codere Group	1,695	—	21,191	9,718	—
Codere Newco S.A.U.	Subsidiary of Codere Group	—	—	250	8,713	1,127
Codere S.A.	Parent of Codere Group	—	—	—	41	—
Codere Apuestas España S.L.	Subsidiary of Codere Group	—	—	—	632	7,823
Codere Apuestas Galicia S.L.	Subsidiary of Codere Group	—	2,524	—	—	2,228
Operiberica S.A.	Subsidiary of Codere Group	—	—	—	7,324	—
Codere Apuestas S.A.U.	Subsidiary of Codere Group	—	26,365	—	28	1,628
Administradora Mexicana del Hipódromo	Subsidiary of Codere Group	—	—	—	—	—
Codere Italia S.P.A.	Subsidiary of Codere Group	—	216	—	1,487	—
Other retail companies	Subsidiary of Codere Group	—	110	—	2,028	177
Other latam retail companies	Subsidiary of Codere Group	—	—	—	—	—
		1,695	29,215	21,441	29,971	12,983

Balance at 01/01/2019

	Related companies	Current financial assets (Note 7)	Trade receivables (Note 8)	Non-current financial liabilities (Note 11)	Current financial liabilities (Note 11)	Trade payables and other current liabilities (Note 12)
Codere España S.A.	Subsidiary of Codere Group	1,295	—	13,541	—	—
Codere Newco S.A.U.	Subsidiary of Codere Group	—	—	—	1,801	1,086
Codere S.A.	Parent of Codere Group	—	—	—	—	—
Codere Apuestas España S.L.	Subsidiary of Codere Group	—	—	—	623	3,275
Jpvmatic 2005 S.L. Unipersonal	Subsidiary of Codere Group	—	—	—	16,946	361
Operiberica S.A.	Subsidiary of Codere Group	—	—	—	3,998	—
Codere Apuestas S.A.U.	Subsidiary of Codere Group	—	25,408	—	—	834
Codere Apuestas Galicia S.L.	Subsidiary of Codere Group	—	803	—	—	854
Codere Italia S.P.A.	Subsidiary of Codere Group	—	178	—	1,307	—
Other retail companies	Subsidiary of Codere Group	—	349	—	1,373	171
		1,295	26,738	13,541	26,048	6,581